Income and other taxes - Schedule of components of income and other taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Consolidated income before income taxes	$ 68,896	$ 68,530
Canadian federal and provincial income tax rates	26.00%	26.00%
Income tax expense at statutory rates	$ 17,913	$ 17,818
Effects of different foreign statutory tax rates and tax holidays	(23,358)	(32,634)
Non-deductible expenditures	15,218	9,831
Losses for which no tax benefit has been recorded	19,880	24,017
Benefit of tax holiday extension	0	(4,802)
Withholding tax and minimum tax	10,152	11,669
Change due to foreign exchange	(30,607)	(169)
Change in accruals for tax audits	(649)	3,704
Changes in estimates of deferred tax assets	131	0
Non-deductible portion of losses (gains)	(500)	1,744
Amounts under provided for in prior years	(850)	(1,248)
Income tax expense	7,330	29,930
Current tax expense (income) and adjustments for current tax of prior periods	27,500	25,064
Deferred tax expense (income)	$ (20,170)	$ 4,866